Long-Term Debt (Total Long Term Debt) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Securities due within one year	[1],[2]	$ (3,624)	$ (3,078)
Unamortized discount and debt issuance costs		(248)	(245)
Dominion Energy, Inc. total principal		35,109	34,293
Fair value hedge valuation	[3]	(20)	(22)
Credit facility borrowings	[4]	(73)
Dominion Energy, Inc. total long-term debt		$ 31,144	30,948
Capital leases, 4.14% to 6.04%, due 2019 to 2029
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		5.99%
Capital leases, 4.14% to 6.04%, due 2019 to 2029		$ 39
Long Term Debt Due Within One Year [Member]
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[1],[2]	3.23%
Credit facility borrowings
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[4]	3.55%
Senior Notes | Variable rates, due 2019 and 2020
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[5]	3.23%
Total principal	[5]	$ 800	800
Senior Notes | 1.5% to 6.4%, due 2018 to 2022
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[5]	2.75%
Total principal	[5]	$ 2,550	5,800
Senior Notes | 2.85% to 7.0%, due 2024 to 2044
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[5]	4.81%
Total principal	[5]	$ 4,849	5,049
Senior Notes | 6.8% and 6.875%, due 2026 and 2027
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[6]	6.81%
Total principal	[6]	$ 89	89
Senior Notes | 5.31% to 6.3%, due 2018
Debt Instrument [Line Items]
Total principal	[7]		120
Senior Notes | 2.98% to 7.20%, due 2024 to 2051
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[7]	4.25%
Total principal	[7]	$ 750	600
Senior Notes | 4.82%, due 2042
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[8]	4.82%
Total principal	[8]	$ 362
Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Dominion Energy, Inc. total principal		$ 2,100
Unsecured Junior Subordinated Notes | 2.579% to 4.104%, due 2019 to 2021
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		3.08%
Total principal		$ 2,100	2,100
Unsecured Junior Subordinated Notes | 8.4% due 2031
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		8.40%
Total principal		$ 10	10
Unsecured Junior Subordinated Notes | 5.25% and 5.75%, due 2054 and 2076
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		5.48%
Total principal		$ 1,485	1,485
Unsecured Junior Subordinated Notes | Variable rates, due 2066
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		5.26%
Total principal		$ 422	422
Remarketable Subordinated Notes
Debt Instrument [Line Items]
Dominion Energy, Inc. total principal		$ 1,400
Remarketable Subordinated Notes | 2.0%, due 2021 and 2024
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		2.00%
Total principal		$ 1,400	1,400
Term Loans
Debt Instrument [Line Items]
Dominion Energy, Inc. total principal	[9],[10]	$ 3,882
Term Loans | Term Loans, variable rates, due 2023 and 2024
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[11]	4.85%
Total principal	[11]	$ 582	638
Term Loans | Tax-Exempt Financing, 1.55%, due 2033
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[12]	1.55%
Total principal	[12]	$ 27	27
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Total principal		7,890	4,335
Securities due within one year	[1]	(748)	(5)
Unamortized discount and debt issuance costs		(47)	(35)
Total long term debt		7,022	4,295
Dominion Energy, Inc. total principal		7,890
Credit facility borrowings		$ (73)
Dominion Energy Gas Holdings, LLC | Long Term Debt Due Within One Year [Member]
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[1]	3.16%
Dominion Energy Gas Holdings, LLC | Credit facility borrowings
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[4]	3.55%
Dominion Energy Gas Holdings, LLC | Senior Notes | Unsecured Senior Notes Variable Rate Due 2021 [Member]
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		3.39%
Total principal		$ 500
Dominion Energy Gas Holdings, LLC | Senior Notes | 2.5% to 3.55%, due 2019 to 2023
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		2.90%
Total principal		$ 1,800	1,800
Dominion Energy Gas Holdings, LLC | Senior Notes | 3.317% to 4.8%, due 2024 to 2044
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[13]	4.12%
Total principal	[13]	$ 1,787	1,800
Dominion Energy Gas Holdings, LLC | Term Loans
Debt Instrument [Line Items]
Dominion Energy, Inc. total principal	[10]	3,300
Virginia Electric and Power Company
Debt Instrument [Line Items]
Total principal		11,754	11,418
Securities due within one year		(350)	(850)
Unamortized discount and debt issuance costs		(83)	(72)
Total long term debt		11,321	10,496
Dominion Energy, Inc. total principal		$ 11,754
Virginia Electric and Power Company | Long Term Debt Due Within One Year [Member]
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		5.00%
Virginia Electric and Power Company | Senior Notes | 1.2% to 5.4%, due 2018 to 2023
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		3.35%
Total principal		$ 1,800	2,650
Virginia Electric and Power Company | Senior Notes | 2.95% to 8.875%, due 2024 to 2048
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)		4.61%
Total principal		$ 9,290	7,990
Virginia Electric and Power Company | Tax Exempt Financing | Utility Tax Exempt Loan Variable Rate Due 2024 To 2027 [Member]
Debt Instrument [Line Items]
Total principal	[14]		100
Virginia Electric and Power Company | Tax Exempt Financing | 1.75% to 5.6%, due 2023 to 2041
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[14]	2.18%
Total principal	[14]	$ 664	678
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Total principal		7,890	4,335
Dominion Energy Midstream Partners, LP | Credit facility borrowings
Debt Instrument [Line Items]
Credit facility borrowings	[4]	$ (73)
Dominion Energy Midstream Partners, LP | Senior Notes | Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018
Debt Instrument [Line Items]
Total principal	[15]		255
Dominion Energy Midstream Partners, LP | Senior Notes | Unsecured Senior Notes, 3.53% to 4.875%, due 2028 to 2041
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[15]	4.23%
Total principal	[15]	$ 430	180
Dominion Energy Midstream Partners, LP | Term Loans | Term Loan Variable Rate Due 2019 and 2021
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[4],[16]	4.13%
Total principal	[4],[16]	$ 3,300	$ 300
Dominion Energy Midstream Partners, LP | Term Loans | Revolving Credit Agreement Variable Rates Due 2021
Debt Instrument [Line Items]
2018 Weighted- average Coupon (percentage)	[4]	3.55%
Total principal	[4]	$ 73

[1]	2017 excludes $250 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 using proceeds from the January 2018 issuance, through private placements, of $100 million and $150 million of senior notes that mature in 2028 and 2038, respectively.
[2]	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.
[3]	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.
[4]	In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets at December 31, 2018.
[5]	In November and December 2018, Dominion Energy redeemed certain senior notes prior to their stated maturity. See below for a discussion of the senior note redemptions.
[6]	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
[7]	Represents debt obligations of Questar Gas. See Note 3 for more information.
[8]	Represents debt obligations of Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain merchant solar facilities.
[9]	Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2018, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.
[10]	In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas and Dominion Energy’s Consolidated Balance Sheets at December 31, 2018.
[11]	Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco and Dominion Solar Projects III, Inc.’s interest in certain merchant solar facilities.
[12]	Represents debt obligations of a DGI subsidiary.
[13]	Amount includes foreign currency remeasurement adjustments.
[14]	These financings relate to certain pollution control equipment at Virginia Power’s generating facilities. In March 2018, Virginia Power redeemed certain variable rate tax-exempt financings supported by its $100 million credit facility and terminated the facility. In December 2018, Virginia Power redeemed its $14 million Economic Development Authority of the County of Chesterfield Solid Waste and Sewage Disposal Revenue Bonds due in 2031.
[15]	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.
[16]	Includes debt obligations of Cove Point that are secured by Dominion Energy’s common equity interest in Cove Point.